As filed with the Securities and Exchange Commission on January 6, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08243
Direxion Funds
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York , NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Name and address of agent for service)
646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: April 30, 2009
Date of reporting period: October 31, 2008

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT OCTOBER 31, 2008

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Bull Funds	Bear Funds

Domestic Index Equity Funds
S&P 500® Bull 2.5X Fund	S&P 500® Bear 2.5X Fund
NASDAQ-100® Bull 2.5X Fund	NASDAQ-100® Bear 2.5X Fund
Mid Cap Bull 2.5X Fund

Currency Funds
Dollar Bull 2.5X Fund	Dollar Bear 2.5X Fund

International Funds
Latin America Bull 2X Fund	Latin America Bear 2X Fund
Japan Bull 2X Fund

Speciality Funds
Commodity Trends Strategy Fund

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Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report for the Direxion Funds covers the period from May 1st, 2008 to October 31st, 2008, (the “Semi-Annual Period”). Increased volatility, falling energy and commodity prices, decreased consumer confidence, problems in the financial system, and the potential failure of U.S. Auto Industry have all conveyed a dismal shadow over the U.S. Equities and Latin American markets. During the Semi-Annual Period, the S&P 500 Index declined -30.49% and the NASDAQ-100 Index declined -32.45% both on a total return basis. The Latin American markets were primarily affected by decreased world demand of energy and commodities, with the S&P Latin America 40 Index declining -52.90% on a total return basis.

During the Semi-Annual Period, the global economy provided a range of conditions to pursue both long and short strategies utilizing the Direxion Funds. The broader domestic and international equity markets experienced a volatile sell-off, providing for an opportunity to seek enhanced returns on the short side. On the long side, a rallying U.S. Dollar, relative to other world currencies, provided investors with the opportunity to seek exposure to dollar denominated assets in their portfolios.

Direxion’s leveraged index Funds seek to provide daily returns which are a multiple — positive or negative — of the return of a particular benchmark. We feel it is important for investors to have complete transparency regarding the Direxion Funds investment performance relative to each Fund’s stated daily investment objective.

The Direxion Funds maintain models which indicate the expected performance of each leveraged index Fund in light of the path of the relevant benchmark, the Fund’s expense ratios and the impact of leveraging the Fund’s portfolio. The models, and a description of how they work, are available on the Direxion website (www.direxionfunds.com). The models do not take into account the size of a Fund or any transaction fees associated with creating a Fund’s portfolio, but do take into account a Fund’s expense ratio and financing implications. A brief comparison of the actual versus expected returns for each of the Funds in this Semi-Annual Report follows.

The NASDAQ-100 Bull 2.5X Fund and the NASDAQ-100 Bear 2.5X Fund, which seek to provide 250% and -250% of the return of the NASDAQ-100 Index, respectively, provided returns of -67.59% and 60.58%, respectively. The model indicated an expected return of -70.23% for the NASDAQ-100 Bull 2.5X Fund and an expected return of 76.59% for the NASDAQ-100 Bear 2.5X Fund.

The S&P 500 Bull 2.5X Fund and the S&P 500 Bear 2.5X Fund, which seek to provide 250% and -250% of the return of the S&P 500 Index, respectively, provided returns of -66.02% and 59.88%, respectively. The model indicated an expected return of -67.46% for the S&P 500 Bull 2.5X Fund and an expected return of 68.64% for the S&P 500 Bear 2.5X Fund.

The Japan Bull 2X Fund, which seeks to provide a daily return of 200% of the daily return of the Nikkei 225 Index returned of -65.61% compared to the funds expected return of -65.71%.

The Latin America Bull 2X Fund and the Latin America Bear 2X Fund, which seek to provide 200% and -200% of the return of the S&P Latin America 40 Index, respectively, provided returns of -84.99% and 153.69%, respectively. The model indicated an expected return of -83.88% for the Latin America Bull 2X Fund and an expected return of 196.61% for the Latin America Bear 2X Fund.

The Dollar Bull 2.5X Fund and the Dollar Bear 2.5X Fund, which seek to provide 250% and -250% of the return of the U.S. Dollar Index, respectively, provided returns of 45.93% and -34.77%, respectively. The model indicated an expected return of 45.43% for the Dollar Bull 2.5X Fund and an expected return of -32.30% for the Dollar Bear 2.5X Fund.

The Mid Cap Bull 2.5X Fund, which seeks to provide a daily return equal to 250% of the return of the S&P Midcap 400 Total Return Index, declined -67.78% compared to the funds expected return of -69.70%.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511.

The Commodity Trends Strategy Fund, which seeks to provide a daily return equal to 100% of the return of the S&P Commodity Trends Indicator Index, increased 12.17% compared to the funds expected return of 5.80%.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill
Chief Investment Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511.

The total annual fund operating expense ratio of the NASDAQ-100 Bull 2.5X Fund, NASDAQ-100 Bear 2.5X Fund, S&P 500 Bull 2.5X Fund, S&P 500 Bear 2.5X Fund, Latin America Bear 2X Fund, Japan Bull 2X Fund, Mid Cap Bull 2.5X Fund, Dollar Bear 2.5X Fund and Dollar Bull 2.5X Fund, net of any fee, waivers or expense reimbursements is 1.75%. The total annual fund operating expense ratio of the Latin America Bull 2X Fund and the Commodity Trends Strategy Fund, net of any fee, waivers or expense reimbursements is 1.68% and 2.00%, respectively.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, and additional risks, before investing or sending money.

Distributed by: Rafferty Capital Markets, LLC.
Date of First Use: December 29, 2008.

Expense Example
October 31, 2008 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (May 1, 2008 — October 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4  DIREXION SEMI-ANNUAL REPORT

Expense Example Tables
October 31, 2008 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	May 1, 2008	October 31, 2008	Period[2]

NASDAQ-100 Bull 2.5X Fund
Based on actual fund return	1.75%	$1,000.00	$324.20	$5.84
Based on hypothetical 5% return	1.75%	1,000.00	1,016.38	8.89
NASDAQ-100 Bear 2.5X Fund
Based on actual fund return	1.75%	1,000.00	1,605.80	11.49
Based on hypothetical 5% return	1.75%	1,000.00	1,016.38	8.89
S&P 500 Bull 2.5X Fund
Based on actual fund return	1.75%	1,000.00	339.80	5.91
Based on hypothetical 5% return	1.75%	1,000.00	1,016.38	8.89
S&P 500 Bear 2.5X Fund
Based on actual fund return	1.75%	1,000.00	1,598.80	11.46
Based on hypothetical 5% return	1.75%	1,000.00	1,016.38	8.89
Latin America Bull 2X Fund
Based on actual fund return	1.68%	1,000.00	150.10	4.87
Based on hypothetical 5% return	1.68%	1,000.00	1,016.74	8.54
Latin America Bear 2X Fund
Based on actual fund return	1.75%	1,000.00	2,536.90	15.60
Based on hypothetical 5% return	1.75%	1,000.00	1,016.38	8.89
Japan Bull 2X Fund
Based on actual fund return	1.75%	1,000.00	343.90	5.93
Based on hypothetical 5% return	1.75%	1,000.00	1,016.38	8.89
Mid Cap Bull 2.5X Fund
Based on actual fund return	1.75%	1,000.00	322.20	5.83
Based on hypothetical 5% return	1.75%	1,000.00	1,016.38	8.89
Dollar Bear 2.5X Fund
Based on actual fund return	1.75%	1,000.00	652.30	7.29
Based on hypothetical 5% return	1.75%	1,000.00	1,016.38	8.89
Dollar Bull 2.5X Fund[3]
Based on actual fund return	1.75%	1,000.00	1,459.30	8.90
Based on hypothetical 5% return	1.75%	1,000.00	1,013.45	7.29
Commodity Trends Strategy Fund[4]
Based on actual fund return	2.00%	1,000.00	1,121.70	8.31
Based on hypothetical 5% return	2.00%	1,000.00	1,011.75	7.88

[1]	Annualized
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.
[3]	Fund commenced operation on June 2, 2008.
[4]	Fund commenced operations June 10, 2008.

DIREXION SEMI-ANNUAL REPORT  5

Allocation of Portfolio Holdings
October 31, 2008 (Unaudited)

		Investment
	Cash*	Companies	Options		Futures	Swaps	Total

NASDAQ-100 Bull 2.5X Fund	104%	—	—		—	(4%)	100%
NASDAQ-100 Bear 2.5X Fund	113%	—	—		—	(13%)	100%
S&P 500 Bull 2.5X Fund	87%	—	—		—	13%	100%
S&P 500 Bear 2.5X Fund	120%	—	—		—	(20%)	100%
Latin America Bull 2X Fund	83%	—	0	%**	—	17%	100%
Latin America Bear 2X Fund	100%	—	—		—	—	100%
Japan Bull 2X Fund	81%	7%	—		12%	—	100%
Mid Cap Bull 2.5X Fund	111%	—	—		—	(11%)	100%
Dollar Bear 2.5X Fund	102%	—	—		(2%)	—	100%
Dollar Bull 2.5X Fund	96%	—	—		1%	3%	100%
Commodity Trends Strategy Fund	88%	—	—		—	12%	100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

6  DIREXION SEMI-ANNUAL REPORT

NASDAQ-100 Bull 2.5X Fund
Schedule of Investments
October 31, 2008 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 48.0%
MONEY MARKET FUNDS - 48.0%
2,100,000	Dreyfus Government Cash Management	$2,100,000
2,100,000	Evergreen Institutional U.S. Government Money Market Fund	2,100,000
2,100,000	Federated Prime Obligations Fund	2,100,000
2,764,036	Goldman Sachs Financial Square Government Fund/Select	2,764,036
2,100,000	SEI Daily Income Trust Government Fund	2,100,000

	TOTAL SHORT TERM INVESTMENTS (Cost $11,164,036)	$11,164,036

	TOTAL INVESTMENTS (Cost $11,164,036) - 48.0%	$11,164,036
	Other Assets in Excess of Liabilities - 52.0%	12,101,803

	TOTAL NET ASSETS - 100.0%	$23,265,839

Percentages are stated as a percent of net assets.

NASDAQ-100 Bull 2.5X Fund
Equity Swap Contracts
October 31, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital LLC	NASDAQ-100 Index	43,550	$58,989,891	6/4/2010	$(965,352)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  7

NASDAQ-100 Bear 2.5X Fund
Schedule of Investments
October 31, 2008 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 76.7%
MONEY MARKET FUNDS - 76.7%
1,338,000	Dreyfus Government Cash Management	$1,338,000
1,338,000	Evergreen Institutional U.S. Government Money Market Fund	1,338,000
1,338,000	Federated Prime Obligations Fund	1,338,000
2,004,372	Goldman Sachs Financial Square Government Fund/Select	2,004,372
1,338,000	SEI Daily Income Trust Government Fund	1,338,000

	TOTAL SHORT TERM INVESTMENTS (Cost $7,356,372)	$7,356,372

	TOTAL INVESTMENTS (Cost $7,356,372) - 76.7%	$7,356,372
	Other Assets in Excess of Liabilities - 23.3%	2,228,849

	TOTAL NET ASSETS - 100.0%	$9,585,221

Percentages are stated as a percent of net assets.

NASDAQ-100 Bear 2.5X Fund
Short Equity Swap Contracts
October 31, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital LLC	NASDAQ-100 Index	17,950	$22,733,654	6/4/2009	$(1,200,940)

The accompanying notes are an integral part of these financial statements.
8  DIREXION SEMI-ANNUAL REPORT

S&P 500 Bull 2.5X Fund
Schedule of Investments
October 31, 2008 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 50.7%
MONEY MARKET FUNDS - 50.7%
5,300,000	Dreyfus Government Cash Management	$5,300,000
5,300,000	Evergreen Institutional U.S. Government Money Market Fund	5,300,000
5,300,000	Federated Prime Obligations Fund	5,300,000
6,772,654	Goldman Sachs Financial Square Government Fund/Select	6,772,654
5,300,000	SEI Daily Income Trust Government Fund	5,300,000

	TOTAL SHORT TERM INVESTMENTS (Cost $27,972,654)	$27,972,654

	TOTAL INVESTMENTS (Cost $27,972,654) - 50.7%	$27,972,654
	Other Assets in Excess of Liabilities - 49.3%	27,232,628

	TOTAL NET ASSETS - 100.0%	$55,205,282

Percentages are stated as a percent of net assets.

S&P 500 Bull 2.5X Fund
Equity Swap Contracts
October 31, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital LLC	S&P 500 Index	142,800	$130,948,358	6/4/2010	$7,326,955

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  9

S&P 500 Bear 2.5X Fund
Schedule of Investments
October 31, 2008 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 79.0%
MONEY MARKET FUNDS - 79.0%
2,370,000	Dreyfus Government Cash Management	$2,370,000
2,370,000	Evergreen Institutional U.S. Government Money Market Fund	2,370,000
2,370,000	Federated Prime Obligations Fund	2,370,000
4,148,050	Goldman Sachs Financial Square Government Fund/Select	4,148,050
2,370,000	SEI Daily Income Trust Government Fund	2,370,000

	TOTAL SHORT TERM INVESTMENTS (Cost $13,628,050)	$13,628,050

	TOTAL INVESTMENTS (Cost $13,628,050) - 79.0%	$13,628,050
	Other Assets in Excess of Liabilities - 21.0%	3,632,174

	TOTAL NET ASSETS - 100.0%	$17,260,224

Percentages are stated as a percent of net assets.

S&P 500 Bear 2.5X Fund
Short Equity Swap Contracts
October 31, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital LLC	S&P 500 Index	44,000	$43,701,298	6/4/2010	$(3,526,840)

The accompanying notes are an integral part of these financial statements.
10  DIREXION SEMI-ANNUAL REPORT

Latin America Bull 2X Fund
Schedule of Investments
October 31, 2008 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 36.1%
MONEY MARKET FUNDS - 36.1%
1,960,000	Dreyfus Government Cash Management	$1,960,000
1,960,000	Evergreen Institutional U.S. Government Money Market Fund	1,960,000
1,960,000	Federated Prime Obligations Fund	1,960,000
6,161,121	Goldman Sachs Financial Square Government Fund/Select	6,161,121
1,960,000	SEI Daily Income Trust Government Fund	1,960,000

	TOTAL SHORT TERM INVESTMENTS (Cost $14,001,121)	$14,001,121

	TOTAL INVESTMENTS (Cost $14,001,121) - 36.1%	$14,001,121
	Other Assets in Excess of Liabilities - 63.9%	24,760,463

	TOTAL NET ASSETS - 100.0%	$38,761,584

Percentages are stated as a percent of net assets.

Latin America Bull 2X Fund
Options Written
October 31, 2008 (Unaudited)

Contracts		Value

PUT OPTIONS
1,800	iShares MSCI Brazil Index Fund Expiration: November 2008, Exercise Price: $25.00	$117,000

	TOTAL PUT OPTIONS (Premiums received $212,507)	$117,000

	TOTAL OPTIONS WRITTEN (Premiums received $212,507)	$117,000

Latin America Bull 2X Fund
Equity Swap Contracts
October 31, 2008 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Goldman Sachs & Co.	iShares S&P Latin America 40 Index	850,175	$22,272,627	9/27/2010	$355,789
Merrill Lynch	iShares S&P Latin America 40 Index	1,425,435	32,670,970	10/23/2009	5,456,656
Merrill Lynch	iShares S&P Latin America 40 Index	260,000	6,160,700	10/28/2009	785,689
Merrill Lynch	iShares S&P Latin America 40 Index	230,000	5,884,412	10/29/2009	242,987
Merrill Lynch	iShares S&P Latin America 40 Index	150,000	4,062,750	10/30/2009	(75,677)

		2,915,610	$71,051,459		$6,765,444

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  11

Latin America Bear 2X Fund
Schedule of Investments
October 31, 2008 (Unaudited)

Total Investments (Cost $-) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%	660,605

TOTAL NET ASSETS - 100.0%	$660,605

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.
12  DIREXION SEMI-ANNUAL REPORT

Japan Bull 2X Fund
Schedule of Investments
October 31, 2008 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 7.0%
15,100	iShares MSCI Japan Index Fund	$135,749

	TOTAL INVESTMENT COMPANIES (Cost $143,284)	$135,749

SHORT TERM INVESTMENTS - 71.8%
MONEY MARKET FUNDS - 71.8%
120,000	Dreyfus Government Cash Management	120,000
120,000	Evergreen Institutional U.S. Government Money Market Fund	120,000
120,000	Federated Prime Obligations Fund	120,000
912,774	Goldman Sachs Financial Square Government Fund/Select	912,774
120,000	SEI Daily Income Trust Government Fund	120,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,392,774)	$1,392,774

	TOTAL INVESTMENTS (Cost $1,536,058) - 78.8%	$1,528,523
	Other Assets in Excess of Liabilities - 21.2%	411,667

	TOTAL NET ASSETS - 100.0%	$1,940,190

Percentages are stated as a percent of net assets.

Japan Bull 2X Fund
Futures Contracts
October 31, 2008 (Unaudited)

		Unrealized
Contracts		Appreciation

83	NIKKEI 225 Index Futures
	Expiring December 2008 (Underlying Face Amount at Market Value $3,728,775)	$238,130

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  13

Mid Cap Bull 2.5X Fund
Schedule of Investments
October 31, 2008 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 31.4%
MONEY MARKET FUNDS - 31.4%
30,000	Dreyfus Government Cash Management	$30,000
30,000	Evergreen Institutional U.S. Government Money Market Fund	30,000
30,000	Federated Prime Obligations Fund	30,000
238,556	Goldman Sachs Financial Square Government Fund/Select	238,556
30,000	SEI Daily Income Trust Government Fund	30,000

	TOTAL SHORT TERM INVESTMENTS (Cost $358,556)	$358,556

	TOTAL INVESTMENTS (Cost $358,556) - 31.4%	$358,556
	Other Assets in Excess of Liabilities - 68.6%	785,117

	TOTAL NET ASSETS - 100.0%	$1,143,673

Percentages are stated as a percent of net assets.

Mid Cap Bull 2.5X Fund
Equity Swap Contracts
October 31, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital LLC	S&P MIDCAP 400 Index	5,000	$2,966,838	6/4/2010	$(128,581)

The accompanying notes are an integral part of these financial statements.
14  DIREXION SEMI-ANNUAL REPORT

Dollar Bear 2.5X Fund
Schedule of Investments
October 31, 2008 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 79.1%
MONEY MARKET FUNDS - 79.1%
1,200,000	Dreyfus Government Cash Management	$1,200,000
1,200,000	Evergreen Institutional U.S. Government Money Market Fund	1,200,000
1,200,000	Federated Prime Obligations Fund	1,200,000
1,824,198	Goldman Sachs Financial Square Government Fund/Select	1,824,198
1,200,000	SEI Daily Income Trust Government Fund	1,200,000

	TOTAL SHORT TERM INVESTMENTS (Cost $6,624,198)	$6,624,198

	TOTAL INVESTMENTS (Cost $6,624,198) - 79.1%	$6,624,198
	Other Assets in Excess of Liabilities - 20.9%	1,746,248

	TOTAL NET ASSETS - 100.0%	$8,370,446

Percentages are stated as a percent of net assets.

Dollar Bear 2.5X Fund
Short Futures Contracts
October 31, 2008 (Unaudited)

		Unrealized
Contracts		Depreciation

240	Dollar Index Futures
	Expiring December 2008 (Underlying Face Amount at Market Value $20,757,600)	$(132,155)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  15

Dollar Bull 2.5X Fund
Schedule of Investments
October 31, 2008 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 87.0%
MONEY MARKET FUNDS - 87.0%
2,000,000	Dreyfus Government Cash Management	$2,000,000
2,000,000	Evergreen Institutional U.S. Government Money Market Fund	2,000,000
2,000,000	Federated Prime Obligations Fund	2,000,000
2,543,308	Goldman Sachs Financial Square Government Fund/Select	2,543,308
2,000,000	SEI Daily Income Trust Government Fund	2,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $10,543,308)	$10,543,308

	TOTAL INVESTMENTS (Cost $10,543,308) - 87.0%	$10,543,308
	Other Assets in Excess of Liabilities - 13.0%	1,574,499

	TOTAL NET ASSETS - 100.0%	$12,117,807

Percentages are stated as a percent of net assets.

Dollar Bull 2.5X Fund
Futures Contracts
October 31, 2008 (Unaudited)

		Unrealized
Contracts		Appreciation

281	Dollar Index Futures
	Expiring December 2008 (Underlying Face Amount at Market Value $24,303,690)	$129,937

Dollar Bull 2.5X Fund
Equity Swap Contracts
October 31, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs	UUP Dollar Bull Index	223,716	$5,484,065	6/3/2010	$412,714

The accompanying notes are an integral part of these financial statements.
16  DIREXION SEMI-ANNUAL REPORT

Commodity Trends Strategy Fund
Consolidated Schedule of Investments
October 31, 2008 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 72.0%
MONEY MARKET FUNDS - 72.0%
15,700,000	Dreyfus Government Cash Management	$15,700,000
15,700,000	Evergreen Institutional U.S. Government Money Market Fund	15,700,000
15,700,000	Federated Prime Obligations Fund	15,700,000
16,220,967	Goldman Sachs Financial Square Government Fund/Select	16,220,967
15,700,000	SEI Daily Income Trust Government Fund	15,700,000

	TOTAL SHORT TERM INVESTMENTS (Cost $79,020,967)	$79,020,967

	TOTAL INVESTMENTS (Cost $79,020,967) - 72.0%	$79,020,967
	Other Assets in Excess of Liabilities - 28.0%	30,705,627

	TOTAL NET ASSETS - 100.0%	$109,726,594

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  17

Commodity Trends Strategy Fund
Equity Swap Contracts
October 31, 2008 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Goldman Sachs	S&P Commodity Trends Indicator	1,000	$10,130	6/18/2009	$537
Goldman Sachs	S&P Commodity Trends Indicator	152	323,974	7/24/2009	37,215
Goldman Sachs	S&P Commodity Trends Indicator	345	724,685	7/27/2009	95,237
Goldman Sachs	S&P Commodity Trends Indicator	426	899,384	7/31/2009	113,293
Goldman Sachs	S&P Commodity Trends Indicator	1,450	3,061,431	8/3/2009	386,002
Goldman Sachs	S&P Commodity Trends Indicator	265	549,753	8/7/2009	80,507
Goldman Sachs	S&P Commodity Trends Indicator	4,196	8,599,438	8/10/2009	1,381,696
Goldman Sachs	S&P Commodity Trends Indicator	495	998,991	8/17/2009	179,003
Goldman Sachs	S&P Commodity Trends Indicator	1,182	2,300,827	8/21/2009	513,173
Goldman Sachs	S&P Commodity Trends Indicator	850	1,601,494	8/31/2009	423,197
Goldman Sachs	S&P Commodity Trends Indicator	857	1,601,007	9/1/2009	440,571
Goldman Sachs	S&P Commodity Trends Indicator	710	1,300,501	9/4/2009	391,231
Goldman Sachs	S&P Commodity Trends Indicator	2,280	4,200,510	9/8/2009	1,232,489
Goldman Sachs	S&P Commodity Trends Indicator	1,028	1,899,685	9/14/2009	550,720
Goldman Sachs	S&P Commodity Trends Indicator	1,302	2,350,293	9/21/2009	754,453
Goldman Sachs	S&P Commodity Trends Indicator	482	974,147	10/31/2009	176,977
Merrill Lynch	S&P Commodity Trends Indicator	770	1,300,775	9/28/2009	403,734
Merrill Lynch	S&P Commodity Trends Indicator	651	1,100,451	9/29/2009	340,721
Merrill Lynch	S&P Commodity Trends Indicator	3,111	5,498,822	10/5/2009	1,386,124
Merrill Lynch	S&P Commodity Trends Indicator	780	1,400,848	10/8/2009	326,153
Merrill Lynch	S&P Commodity Trends Indicator	1,531	2,799,178	10/12/2009	590,911
Merrill Lynch	S&P Commodity Trends Indicator	1,329	2,400,381	10/15/2009	545,124
Merrill Lynch	S&P Commodity Trends Indicator	1,494	2,700,271	10/19/2009	612,144
Merrill Lynch	S&P Commodity Trends Indicator	735	1,300,507	10/26/2009	329,851
Merrill Lynch	S&P Commodity Trends Indicator	705	1,300,642	10/29/2009	263,222
Merrill Lynch	S&P Commodity Trends Indicator	3,586	6,899,424	11/2/2009	1,056,521
Merrill Lynch	S&P Commodity Trends Indicator	1,130	2,199,273	11/3/2009	308,252
Merrill Lynch	S&P Commodity Trends Indicator	1,203	2,499,615	11/13/2009	170,700
Merrill Lynch	S&P Commodity Trends Indicator	1,621	3,500,141	11/16/2009	98,989
Merrill Lynch	S&P Commodity Trends Indicator	6,518	14,000,899	11/20/2009	483,993
Merrill Lynch	S&P Commodity Trends Indicator	2,707	6,000,531	11/23/2009	17,856
Merrill Lynch	S&P Commodity Trends Indicator	1,152	2,600,775	11/30/2009	(38,111)

		46,043	$88,898,783		$13,652,485

The accompanying notes are an integral part of these financial statements.
18  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)
October 31, 2008

	NASDAQ-100 Bull	NASDAQ-100 Bear	S&P 500 Bull	S&P 500 Bear
	2.5X Fund	2.5X Fund	2.5X Fund	2.5X Fund

Assets:
Investments, at market value (Note 2)	$11,164,036	$7,356,372	$27,972,654	$13,628,050
Receivable for Fund shares sold	288,026	315,017	1,167,010	2,403,662
Deposit at broker for swaps	12,770,000	2,850,000	19,560,000	8,380,943
Due from broker for swaps	40,800	584,453	—	—
Unrealized appreciation on swaps	—	—	7,326,955	—
Dividends and interest receivable	41,334	13,297	48,449	68,581
Other assets	49,426	43,979	24,668	31,882

Total Assets	24,353,622	11,163,118	56,099,736	24,513,118

Liabilities:
Payable for Fund shares redeemed	64,840	296,696	151,074	3,073,187
Payable for swaps	—	—	30,698	—
Payable to Custodian	—	37,421	—	—
Unrealized depreciation on swaps	965,352	1,200,940	—	3,526,840
Due to broker for swaps	—	—	670,099	533,842
Variation margin payable	—	—	456	826
Accrued distribution expense	3,771	2,490	4,416	11,816
Accrued advisory expense	7,748	4,732	9,219	34,365
Accrued expenses and other liabilities	46,072	35,618	28,492	72,018

Total Liabilities	1,087,783	1,577,897	894,454	7,252,894

Net Assets	$23,265,839	$9,585,221	$55,205,282	$17,260,224

Net Assets Consist Of:
Capital stock	$56,172,451	$11,342,144	$59,917,531	$—
Accumulated undistributed net investment income (loss)	36,141	1,857,152	(9,507)	(55,716)
Accumulated undistributed net realized gain (loss)	(31,977,401)	(2,413,135)	(12,029,697)	20,842,780
Net unrealized appreciation (depreciation) on:
Swaps	(965,352)	(1,200,940)	7,326,955	(3,526,840)

Total Net Assets	$23,265,839	$9,585,221	$55,205,282	$17,260,224

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$23,265,839	$9,585,221	$55,205,282	$17,260,224
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	4,486,218	452,559	9,014,286	672,662
Net asset value, redemption price and offering price per share	$5.19	$21.18	$6.12	$25.66

Cost of Investments	$11,164,036	$7,356,372	$27,972,654	$13,628,050

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  19

Statements of Assets and Liabilities (Unaudited)
October 31, 2008

	Latin America Bull	Latin America Bear	Japan Bull	Mid Cap Bull
	2X Fund	2X Fund	2X Fund	2.5X Fund

Assets:
Investments, at market value (Note 2)	$14,001,121	$—	$1,528,523	$358,556
Cash	—	671,210	—	—
Receivable for Fund shares sold	1,470,782	106,375	139,950	58,402
Deposit at broker for written options	5,506,377	—	—	—
Deposit at broker for futures	—	—	425,000	—
Deposit at broker for swaps	14,189,683	—	—	890,000
Due from broker for swaps	—	—	—	8,004
Unrealized appreciation on swaps	6,765,444	—	—	—
Dividends and interest receivable	595,543	1,091	1,989	1,509
Other assets	144,540	12,031	12,514	9,287

Total Assets	42,673,490	790,707	2,107,976	1,325,758

Liabilities:
Options written, at market value (Proceeds of $212,507, $-, $- and $-, respectively)	117,000	—	—	—
Payable for Fund shares redeemed	213,381	101,984	127,149	23,499
Payable to Custodian	1,840,000	—	—	90
Payable for swaps	403,819	8,838	—	128,581
Due to broker for swaps	1,073,973	—	400	1,577
Variation margin payable	—	—	22,752	25
Accrued distribution expense	9,378	243	261	79
Accrued advisory expense	81,489	4,014	326	1,730
Accrued expenses and other liabilities	172,866	15,023	16,898	26,504

Total Liabilities	3,911,906	130,102	167,786	182,085

Net Assets	$38,761,584	$660,605	$1,940,190	$1,143,673

Net Assets Consist Of:
Capital stock	$264,368,422	—	$12,269,507	$5,918,676
Accumulated undistributed net investment income (loss)	802,973	1,433	68,325	(1,497)
Accumulated undistributed net realized gain (loss)	(233,270,762)	659,172	(10,628,237)	(4,644,925)
Net unrealized appreciation (depreciation) on:
Investments	—	—	(7,535)	—
Futures	—	—	238,130	—
Options written	95,507	—	—	—
Swaps	6,765,444	—	—	(128,581)

Total Net Assets	$38,761,584	$660,605	$1,940,190	$1,143,673

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$38,761,584	$660,605	$1,940,190	$1,143,673
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	7,264,359	17,174	472,360	198,347
Net asset value, redemption price and offering price per share	$5.34	$38.46	$4.11	$5.77

Cost of Investments	$14,001,121	$—	$1,536,058	$358,556

The accompanying notes are an integral part of these financial statements.

20  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)
October 31, 2008

	Dollar Bear	Dollar Bull	Commodity Trends
	2.5X Fund	2.5X Fund	Strategy Fund (Consolidated)

Assets:
Investments, at market value (Note 2)	$6,624,198	$10,543,308	$79,020,967
Receivable for Fund shares sold	3,977,629	163,653	5,425,959
Receivable from Advisor	—	8,814	—
Deposit at broker for futures	426,700	462,400	—
Deposit at broker for swaps	—	170,000	12,780,000
Unrealized appreciation on swaps	—	412,714	13,652,485
Variation margin receivable	—	335,941	—
Dividends and interest receivable	15,507	15,658	100,845
Other assets	26,731	35,237	40,964

Total Assets	11,070,765	12,147,725	111,021,220

Liabilities:
Payable for Fund shares redeemed	2,340,585	279	472,124
Payable to Custodian	—	—	656,050
Variation margin payable	310,021	—	—
Accrued distribution expense	1,986	2,574	16,834
Accrued advisory expense	29,906	—	66,735
Accrued expenses and other liabilities	17,821	27,065	82,883

Total Liabilities	2,700,319	29,918	1,294,626

Net Assets	$8,370,446	$12,117,807	$109,726,594

Net Assets Consist Of:
Capital stock	$14,242,849	$8,645,540	$95,589,026
Accumulated undistributed net investment income (loss)	12,523	(4,216)	(45,954)
Accumulated undistributed net realized gain (loss)	(5,752,771)	2,933,832	531,037
Net unrealized appreciation (depreciation) on:
Futures	(132,155)	129,937	—
Swaps	—	412,714	13,652,485

Total Net Assets	$8,370,446	$12,117,807	$109,726,594

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$8,370,446	$12,117,807	$109,726,594
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	469,290	276,809	3,260,375
Net asset value, redemption price and offering price per share	$17.84	$43.78	$33.65

Cost of Investments	$6,624,198	$10,543,308	$79,020,967

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  21

Statements of Operations (Unaudited)
For The Six Months Ended October 31, 2008

	NASDAQ-100 Bull	NASDAQ-100 Bear	S&P 500 Bull	S&P 500 Bear
	2.5X Fund	2.5X Fund	2.5X Fund	2.5X Fund

Investment income:
Dividend income	$—	$—	$—	$16,731
Interest income	238,463	90,689	91,454	217,565

Total investment income	238,463	90,689	91,454	234,296

Expenses:
Investment advisory fees	86,656	42,912	43,218	124,283
Distribution expenses	28,885	14,304	14,406	41,428
Shareholder servicing fees	28,885	14,304	14,406	41,428
Administration fees	4,830	2,405	2,460	7,087
Fund accounting fees	9,065	5,719	4,301	13,690
Custody fees	3,211	1,820	1,827	4,447
Transfer agent fees	15,546	7,908	7,918	21,492
Federal and state registration fees	4,099	5,704	9,251	14,072
Professional fees	16,211	10,176	7,342	15,057
Reports to shareholders	5,327	3,714	3,697	6,701
Trustees’ fees and expenses	716	371	294	1,032
Other	5,320	7,883	6,176	11,614

Total expenses before reimbursement	208,751	117,220	115,296	302,331
Less: Reimbursement of expenses from Adviser	(6,429)	(17,055)	(14,335)	(12,319)

Total expenses	202,322	100,165	100,961	290,012

Net investment income (loss)	36,141	(9,476)	(9,507)	(55,716)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	484,784	16,539	329,940	(150,985)
Options written	287,248	125,435	68,593	(230,864)
Futures	2,960,823	119,379	(1,228,223)	4,989,119
Swaps	(22,490,165)	6,093,551	(8,787,863)	41,778,504

	(18,757,310)	6,354,904	(9,617,553)	46,385,774

Change in unrealized appreciation (depreciation) on:
Investments	(204,481)	(9,426)	(241,712)	(146,892)
Options written	(27,599)	(21,000)	(16,200)	(10,950)
Futures	(974,429)	17,257	148,370	821
Swaps	(1,309,173)	139,682	7,326,955	(3,377,925)

	(2,515,682)	126,513	7,217,413	(3,534,946)

Net realized and unrealized gain (loss) on investments	(21,272,992)	6,481,417	(2,400,140)	42,850,828

Net increase (decrease) in net assets resulting from operations	$(21,236,851)	$6,471,941	$(2,409,647)	$42,795,112

The accompanying notes are an integral part of these financial statements.

22  DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)
For The Six Months Ended October 31, 2008

	Latin America Bull	Latin America Bear	Japan Bull	Mid Cap Bull
	2X Fund	2X Fund	2X Fund	2.5X Fund

Investment income:
Dividend income (net of foreign withholding tax of $32,443, $-, $-, $-, respectively)	$875,936	$—	$601	$—
Interest income	1,676,746	16,187	40,831	30,255

Total investment income	2,552,682	16,187	41,432	30,255

Expenses:
Investment advisory fees	780,249	6,294	17,255	13,551
Distribution expenses	260,083	2,098	5,752	4,517
Shareholder servicing fees	260,083	2,098	5,752	4,517
Administration fees	41,952	364	943	748
Fund accounting fees	96,715	759	1,964	1,579
Custody fees	24,134	690	918	837
Transfer agent fees	151,936	1,167	3,272	2,569
Federal and state registration fees	14,825	11,056	6,670	7,931
Professional fees	46,636	6,097	5,696	4,907
Reports to shareholders	40,567	2,175	2,938	964
Trustees’ fees and expenses	8,557	79	141	218
Other	23,972	381	1,060	995

Total expenses before reimbursement	1,749,709	33,258	52,361	43,333
Less: Reimbursement of expenses from Adviser	—	(18,548)	(12,099)	(11,581)

Total expenses	1,749,709	14,710	40,262	31,752

Net investment income (loss)	802,973	1,477	1,170	(1,497)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(14,850,384)	—	(170,058)	113,625
Options written	(1,042,998)	—	(400)	14,592
Futures	(41,620)	—	(3,136,284)	(1,757,620)
Swaps	(203,857,491)	1,235,712	—	(1,136,141)

	(219,792,493)	1,235,712	(3,306,742)	(2,765,544)

Change in unrealized appreciation (depreciation) on:
Investments	(14,570,692)	—	(16,964)	(78,972)
Options written	(317,339)	—	(650)	(6,090)
Futures	—	—	(308,993)	82,598
Swaps	12,762,703	(5,848)	—	(228,479)

	(2,125,328)	(5,848)	(326,607)	(230,943)

Net realized and unrealized gain (loss) on investments	(221,917,821)	1,229,864	(3,633,349)	(2,996,487)

Net increase (decrease) in net assets resulting from operations	$(221,114,848)	$1,231,341	$(3,632,179)	$(2,997,984)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  23

Statements of Operations (Unaudited)
For The Six Months Ended October 31, 2008

			Commodity Trends
	Dollar Bear	Dollar Bull	Strategy Fund[2]
	2.5X Fund	2.5X Fund[1]	(Consolidated)

Investment income:
Interest income	$160,559	$61,363	$236,357

Total investment income	160,559	61,363	236,357

Expenses:
Investment advisory fees	63,444	28,029	156,191
Distribution expenses	21,148	9,343	35,212
Shareholder servicing fees	21,148	9,343	35,212
Administration fees	3,508	1,682	6,338
Fund accounting fees	8,320	2,855	8,275
Custody fees	2,391	927	3,330
Transfer agent fees	11,974	7,871	16,286
Federal and state registration fees	12,890	8,137	6,715
Professional fees	27,075	11,572	35,192
Reports to shareholders	2,786	1,244	3,829
Trustees’ fees and expenses	530	410	1,097
Other	2,436	956	1,138

Total expenses before reimbursement	177,650	82,369	308,815
Less: Reimbursement of expenses from Adviser	(29,614)	(16,790)	(26,504)

Total expenses	148,036	65,579	282,311

Net investment income (loss)	12,523	(4,216)	(45,954)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Futures	(6,271,273)	3,009,081	—
Swaps	—	(75,249)	531,037

	(6,271,273)	2,933,832	531,037

Change in unrealized appreciation (depreciation) on:
Futures	398,727	129,937	—
Swaps	—	412,714	13,652,485

	398,727	542,651	13,652,485

Net realized and unrealized gain (loss) on investments	(5,872,546)	3,476,483	14,183,522

Net increase (decrease) in net assets resulting from operations	$(5,860,023)	$3,472,267	$14,137,568

[1]	Represents the period of June 2, 2008 (commencement of operations) to October 31, 2008.
[2]	Represents the period of June 10, 2008 (commencement of operations) to October 31, 2008.

The accompanying notes are an integral part of these financial statements.

24  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	NASDAQ-100 Bull 2.5X Fund		NASDAQ-100 Bear 2.5X Fund
	Six Months Ended		Six Months Ended
	October 31, 2008	Year Ended	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008	(Unaudited)	April 30, 2008

Operations:
Net investment income (loss)	$36,141	$375,567	$(9,476)	$207,102
Net realized gain (loss) on investments	(18,757,310)	(8,043,530)	6,354,904	(4,036,017)
Change in net unrealized appreciation (depreciation) on investments	(2,515,682)	861,088	126,513	(1,331,683)

Net increase (decrease) in net assets resulting from operations	(21,236,851)	(6,806,875)	6,471,941	(5,160,598)

Distributions to shareholders
Net investment income	—	(1,000,004)	—	—
Net realized gains	—	(2,000,002)	—	—

Total distributions	—	(3,000,006)	—	—

Capital share transactions
Proceeds from shares sold	126,189,056	179,922,370	94,484,022	140,493,605
Proceeds from shares issued to holders in reinvestment of distributions	—	2,858,247	—	—
Cost of shares redeemed	(103,216,800)	(158,514,277)	(100,457,224)	(134,405,383)

Net increase (decrease) in net assets resulting from capital share transactions	22,972,256	24,266,340	(5,973,202)	6,088,222

Total increase (decrease) in net assets	1,735,405	14,459,459	498,739	927,624

Net assets:
Beginning of year/period	21,530,434	7,070,975	9,086,482	8,158,858

End of year/period	$23,265,839	$21,530,434	$9,585,221	$9,086,482

Accumulated undistributed net investment income (loss), end of year/period	$36,141	$—	$1,857,152	$1,866,628

Capital Share Transactions:
	Shares		Shares

Shares sold	11,158,130	9,531,774	6,473,510	9,462,805
Shares issued to holders in reinvestment of dividends	—	135,891	—	—
Shares redeemed	(8,016,712)	(8,665,365)	(6,709,709)	(9,286,029)

Total increase (decrease) from capital shares transactions	3,141,418	1,002,300	(236,199)	176,776

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  25

Statements of Changes in Net Assets

	S&P 500 Bull 2.5X Fund		S&P 500 Bear 2.5X Fund
	Six Months Ended		Six Months Ended
	October 31, 2008	Year Ended	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008	(Unaudited)	April 30, 2008

Operations:
Net investment income (loss)	$(9,507)	$211,554	$(55,716)	$237,771
Net realized gain (loss) on investments	(9,617,553)	(2,916,160)	46,385,774	1,800,449
Change in net unrealized appreciation (depreciation) on investments	7,217,413	182,079	(3,534,946)	11,802

Net increase (decrease) in net assets resulting from operations	(2,409,647)	(2,522,527)	42,795,112	2,050,022

Distributions to shareholders
Net investment income	—	—	—	—
Net realized gains	—	—	—	—
Return of capital	—	(122,813)	—	—

Total distributions	—	(122,813)	—	—

Capital share transactions
Proceeds from shares sold	185,653,171	150,181,127	390,062,219	208,372,170
Proceeds from shares issued to holders in reinvestment of distributions	—	120,956	—	—
Cost of shares redeemed	(147,645,842)	(138,431,007)	(424,593,145)	(205,817,308)

Net increase (decrease) in net assets resulting from capital share transactions	38,007,329	11,871,076	(34,530,926)	2,554,862

Total increase (decrease) in net assets	35,597,682	9,225,736	8,264,186	4,604,884

Net assets:
Beginning of year/period	19,607,600	10,381,864	8,996,038	4,391,154

End of year/period	$55,205,282	$19,607,600	$17,260,224	$8,996,038

Accumulated undistributed net investment income (loss), end of year/period	$(9,507)	$—	$(55,716)	$—

Capital Share Transactions:
	Shares		Shares

Shares sold	21,979,443	7,237,761	19,479,599	13,515,509
Shares issued to holders in reinvestment of dividends	—	5,738	—	—
Shares redeemed	(14,053,822)	(6,589,657)	(19,367,545)	(13,252,074)

Total increase (decrease) from capital shares transactions	7,925,621	653,842	112,054	263,435

The accompanying notes are an integral part of these financial statements.

26  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Latin America Bull 2X Fund		Latin America Bear 2X Fund
	Six Months Ended		Six Months Ended
	October 31, 2008	Year Ended	October 31, 2008	December 3, 2007[1]
	(Unaudited)	April 30, 2008	(Unaudited)	to April 30, 2008

Operations:
Net investment income (loss)	$802,973	$1,085,911	$1,477	$3,678
Net realized gain (loss) on investments	(219,792,493)	39,231,954	1,235,712	(410,705)
Change in net unrealized appreciation (depreciation) on investments	(2,125,328)	8,566,953	(5,848)	5,848

Net increase (decrease) in net assets resulting from operations	(221,114,848)	48,884,818	1,231,341	(401,179)

Distributions to shareholders
Net investment income	—	(27,616,957)	—	—
Net realized gains	—	(13,751,953)	—	—

Total distributions	—	(41,368,910)	—	—

Capital share transactions
Proceeds from shares sold	206,485,184	846,491,771	21,913,725	16,501,614
Proceeds from shares issued to holders in reinvestment of distributions	—	39,000,470	—	—
Cost of shares redeemed	(229,750,185)	(656,034,151)	(23,653,345)	(14,931,551)

Net increase (decrease) in net assets resulting from capital share transactions	(23,265,001)	229,458,090	(1,739,620)	1,570,063

Total increase (decrease) in net assets	(244,379,849)	236,973,998	(508,279)	1,168,884

Net assets:
Beginning of year/period	283,141,433	46,167,435	1,168,884	—

End of year/period	$38,761,584	$283,141,433	$660,605	$1,168,884

Accumulated undistributed net investment income (loss), end of year/period	$802,973	$—	$1,433	$(44)

Capital Share Transactions:
	Shares		Shares

Shares sold	9,073,394	26,025,958	1,183,934	866,834
Shares issued to holders in reinvestment of dividends	—	1,417,168	—	—
Shares redeemed	(9,766,451)	(21,396,966)	(1,243,853)	(789,741)

Total increase (decrease) from capital shares transactions	(693,057)	6,046,160	(59,919)	77,093

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  27

Statements of Changes in Net Assets

	Japan Bull 2X Fund		Mid Cap Bull 2.5X Fund
	Six Months Ended		Six Months Ended
	October 31, 2008	Year Ended	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008	(Unaudited)	April 30, 2008

Operations:
Net investment income (loss)	$1,170	$120,362	$(1,497)	$129,874
Net realized gain (loss) on investments	(3,306,742)	(4,231,764)	(2,765,544)	(2,334,130)
Change in net unrealized appreciation (depreciation) on investments	(326,607)	565,098	(230,943)	264,198

Net increase (decrease) in net assets resulting from operations	(3,632,179)	(3,546,304)	(2,997,984)	(1,940,058)

Distributions to shareholders
Net investment income	—	(126,583)	—	—
Net realized gains	—	—	—	—
Return of capital	—	—	—	(99,371)

Total distributions	—	(126,583)	—	(99,371)

Capital share transactions
Proceeds from shares sold	28,366,929	34,225,621	32,399,913	53,524,148
Proceeds from shares issued to holders in reinvestment of distributions	—	74,373	—	97,199
Cost of shares redeemed	(26,908,359)	(28,790,182)	(34,660,304)	(53,544,477)

Net increase (decrease) in net assets resulting from capital share transactions	1,458,570	5,509,812	(2,260,391)	76,870

Total increase (decrease) in net assets	(2,173,609)	1,836,925	(5,258,375)	(1,962,559)

Net assets:
Beginning of year/period	4,113,799	2,276,874	6,402,048	8,364,607

End of year/period	$1,940,190	$4,113,799	$1,143,673	$6,402,048

Accumulated undistributed net investment income (loss), end of year/period	$68,325	$67,155	$(1,497)	$—

Capital Share Transactions:
	Shares		Shares

Shares sold	3,511,502	1,937,748	2,110,519	2,538,734
Shares issued to holders in reinvestment of dividends	—	4,839	—	4,675
Shares redeemed	(3,383,527)	(1,715,089)	(2,269,722)	(2,545,214)

Total increase (decrease) from capital shares transactions	127,975	227,498	(159,203)	(1,805)

The accompanying notes are an integral part of these financial statements.

28  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

				Commodity Trends
				Strategy Fund
	Dollar Bear 2.5X Fund		Dollar Bull 2.5X Fund	(Consolidated)
	Six Months Ended	Year Ended	June 2, 2008[1] to	June 10, 2008[1] to
	October 31, 2008	April 30,	October 31, 2008	October 31, 2008
	(Unaudited)	2008	(Unaudited)	(Unaudited)

Operations:
Net investment income (loss)	$12,523	$269,281	$(4,216)	$(45,954)
Net realized gain (loss) on investments	(6,271,273)	2,048,886	2,933,832	531,037
Change in net unrealized appreciation (depreciation) on investments	398,727	(637,780)	542,651	13,652,485

Net increase (decrease) in net assets resulting from operations	(5,860,023)	1,680,387	3,472,267	14,137,568

Distributions to shareholders
Net investment income	—	(149,620)	—	—
Net realized gains	—	(839,282)	—	—

Total distributions	—	(988,902)	—	—

Capital share transactions
Proceeds from shares sold	128,491,830	116,193,276	152,224,691	110,475,130
Proceeds from shares issued to holders in reinvestment of distributions	—	868,004	—	—
Cost of shares redeemed	(137,240,254)	(97,568,631)	(143,579,151)	(14,886,104)

Net increase (decrease) in net assets resulting from capital share transactions	(8,748,424)	19,492,649	8,645,540	95,589,026

Total increase (decrease) in net assets	(14,608,447)	20,184,134	12,117,807	109,726,594

Net assets:
Beginning of year/period	22,978,893	2,794,759	—	—

End of year/period	$8,370,446	$22,978,893	$12,117,807	$109,726,594

Accumulated undistributed net investment income, end of year/period	$12,523	$—	$(4,216)	$(45,954)

Capital Share Transactions:
	Shares		Shares	Shares

Shares sold	5,652,951	4,484,186	4,387,844	3,764,267
Shares issued to holders in reinvestment of dividends	—	37,543	—	—
Shares redeemed	(6,023,894)	(3,807,603)	(4,111,035)	(503,892)

Total increase (decrease) from capital shares transactions	(370,943)	714,126	276,809	3,260,375

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  29

Financial Highlights
October 31, 2008

												RATIOS TO AVERAGE NET ASSETS
														Net
			Net Realized	Net Increase										Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Net Asset		Net Assets,			Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return		Value,		End of			After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	End	Total	Year/Period	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[4]	on Investments	from Operations	Income	Capital Gains	Distribution	Distributions	of Year/Period	Return	(,000)	Expenses[3]	Expenses[3]	Recoupment[3]	Rate[5]

NASDAQ-100 Bull 2.5X Fund
Six months ended October 31, 2008 (Unaudited)	$16.01	$0.02	$(10.84)	$(10.82)	$—	$—	$—	$—	$5.19	(67.58%)[2]	$23,266	1.80%	1.75%	0.31%	0%[2]
Year ended April 30, 2008	20.65	0.44	(2.22)	(1.78)	(1.01)	(1.85)	—	(2.86)	16.01	(11.69%)	21,530	2.35%	1.75%	2.22%	28%
May 1, 2006[1] to April 30, 2007	20.00	0.23	1.65	1.88	—	(1.23)	—	(1.23)	20.65	10.11%[2,6]	7,071	3.42%	1.75%	1.23%	920%[2]
NASDAQ-100 Bear 2.5X Fund
Six months ended October 31, 2008 (Unaudited)	13.19	(0.01)	8.00	7.99	—	—	—	—	21.18	60.58%[2]	9,585	2.05%	1.75%	(0.17%)	0%[2]
Year ended April 30, 2008	15.94	0.30	(3.05)	(2.75)	—	—	—	—	13.19	(17.25%)	9,086	2.38%	1.75%	2.03%	0%
May 1, 2006[1] to April 30, 2007	20.00	0.60	(4.66)	(4.06)	—	—	—	—	15.94	(20.30%)[2]	8,159	3.23%	1.75%	3.03%	0%
S&P 500 Bull 2.5X Fund
Six months ended October 31, 2008 (Unaudited)	18.01	(0.01)	(11.88)	(11.89)	—	—	—	—	6.12	(66.02%)[2]	55,205	2.00%	1.75%	(0.17%)	106%[2]
Year ended April 30, 2008	23.88	0.50	(6.20)	(5.70)	—	—	(0.17)	(0.17)	18.01	(23.97%)[7]	19,608	2.46%	1.75%	2.35%	190%
May 1, 2006[1] to April 30, 2007	20.00	0.70	4.59	5.29	(0.73)	(0.68)	—	(1.41)	23.88	26.95%[2]	10,382	3.15%	1.75%	3.21%	0%
S&P Bear 2.5X Fund
Six months ended October 31, 2008 (Unaudited)	16.05	(0.03)	9.64	9.61	—	—	—	—	25.66	59.88%)[2]	17,260	1.82%	1.75%	(0.34%)	0%[2]
Year ended April 30, 2008	14.78	0.34	0.93	1.27	—	—	—	—	16.05	8.59%	8,996	2.44%	1.75%	2.10%	168%
May 1, 2006[1] to April 30, 2007	20.00	0.51	(5.25)	(4.74)	—	(0.48)	—	(0.48)	14.78	(23.87%)[2,6]	4,391	7.03%	1.75%	3.02%	0%
Latin America Bull 2X Fund
Six months ended October 31, 2008 (Unaudited)	35.58	0.11	(30.35)	(30.24)	—	—	—	—	5.34	(84.99%)[2]	38,762	1.68%	1.68%	0.77%	64%[2]
Year ended April 30, 2008	24.16	0.18	17.32	17.50	(4.06)	(2.02)	—	(6.08)	35.58	79.77%	283,141	1.64%	1.67%	0.57%	521%
May 2, 2006[1] to April 30, 2007	20.00	0.42	5.49	5.91	(1.55)	(0.20)	—	(1.75)	24.16	30.83%[2]	46,167	2.26%	1.75%	2.07%	861%[2]
Latin America Bear 2X Fund
Six months ended October 31, 2008 (Unaudited)	15.16	0.02	23.28	23.30	—	—	—	—	38.46	153.69%)[2]	661	3.95%	1.75%	0.18%	0%[2]
December 3, 2007[1] to April 30, 2008	20.00	0.10	(4.94)	(4.84)	—	—	—	—	15.16	(24.20%)[2]	1,169	15.53%	1.75%	1.33%	0%[2]
Japan Bull 2X Fund
Six months ended October 31, 2008 (Unaudited)	11.95	0.15	(7.99)	(7.84)	—	—	—	—	4.11	(65.61%)[2]	1,940	2.27%	1.75%	0.05%	1,248%[2]
Year ended April 30, 2008	19.48	0.40	(7.69)	(7.29)	(0.24)	—	—	(0.24)	11.95	(37.69%)	4,114	2.73%	1.75%	2.59%	1,114%
May 3, 2006[1] to April 30, 2007	20.00	0.51	(1.03)	(0.52)	—	—	—	—	19.48	(2.60%)[2,8]	2,277	7.00%	1.75%	2.86%	1,259%[2]
Mid Cap Bull 2.5X Fund
Six months ended October 31, 2008 (Unaudited)	17.91	(0.01)	(12.13)	(12.14)	—	—	—	—	5.77	(67.78%)[2]	1,144	2.39%	1.75%	(0.08%)	137%[2]
Year ended April 30, 2008	23.28	0.44	(5.57)	(5.13)	—	(0.24)	—	(0.24)	17.91	(22.19%)	6,402	2.55%	1.75%	2.00%	200%
May 2, 2006[1] to April 30, 2007	20.00	0.55	2.73	3.28	—	—	—	—	23.28	16.40%[2]	8,365	4.57%	1.75%	2.73%	2,617%[2]
Dollar Bear 2.5X Fund
Six months ended October 31, 2008 (Unaudited)	27.35	0.02	(9.53)	(9.51)	—	—	—	—	17.84	(34.77%)[2]	8,370	2.10%	1.75%	0.15%	0%[2]
Year ended April 30, 2008	22.16	0.50	6.39	6.89	(0.26)	(1.44)	—	(1.70)	27.35	32.50%	22,979	1.95%	1.75%	1.99%	0%
June 12, 2006[1] to April 30, 2007	20.00	0.60	1.64	2.24	(0.05)	(0.03)	—	(0.08)	22.16	11.22%[2,9]	2,795	6.54%	1.75%	3.24%	0%[2]
Dollar Bull 2.5X Fund
June 2, 2008[1] to October 31, 2008 (Unaudited)	30.00	(0.02)	13.80	13.78	—	—	—	—	43.78	45.93%[2]	12,118	2.20%	1.75%	(0.11%)	0%[2]
Commodity Trends Strategy Fund (Consolidated)
June 10, 2008[1] to October 31, 2008 (Unaudited)	30.00	(0.04)	3.69	3.65	—	—	—	—	33.65	12.17%[2]	109,727	2.19%	2.00%	(0.32%)	0%[2]

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[5]	Portfolio turnover is calculated without regard to short-term securities having a maturity of of less than one year. Investments in options,swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[6]	The Adviser made voluntary contributions to reduce the trading and tracking error. If the contributions had not been made, the total return would have been 0.10% lower.
[7]	The Adviser made voluntary contributions to reduce the tracking error. If the contributions had not been made, the total return would have been 0.04% lower.
[8]	The Adviser made voluntary contributions to reduce the tracking error. If the contributions had not been made, the total return would have been 1.05% lower.
[9]	The Adviser made voluntary contributions to reduce the tracking error. If the contributions had not been made, the total return would have been 0.25% lower.

30  DIREXION SEMI-ANNUAL REPORT

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2008 (Unaudited)

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 39 series in operation of which 11 are included in this report, the NASDAQ-100® Bull 2.5X Fund, NASDAQ-100® Bear 2.5X Fund, S&P 500® Bull 2.5X Fund, S&P 500® Bear 2.5X Fund, Latin America Bull 2X Fund, Latin America Bear 2X Fund, Japan Bull 2X Fund, Mid Cap Bull 2.5X Fund, Dollar Bear 2.5X Fund, Dollar Bull 2.5X Fund, and Commodity Trends Strategy Fund (each a “Fund” and Collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The NASDAQ-100® Bull 2.5X Fund, NASDAQ-100® Bear 2.5X Fund, S&P 500® Bull 2.5X Fund and S&P 500® Bear 2.5X Fund commenced operations on May 1, 2006. The Latin America Bull 2X Fund and Mid Cap Bull 2.5X Fund commenced operations on May 2, 2006. The Japan Bull 2X Fund commenced operations on May 3, 2006. The Dollar Bear 2.5X Fund commenced operations on June 12, 2006. The Latin America Bear 2X Fund commenced operations on March 13, 2008. The Dollar Bull 2.5X Fund commenced operations on June 2, 2008. The Commodity Trends Strategy Fund commenced operations on June 10, 2008.

The objective of the NASDAQ-100® Bull 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the price performance of the NASDAQ-100® Index. The objective of the NASDAQ-100® Bear 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the NASDAQ-100® Index. (Collectively, the NASDAQ-100® Bull 2.5X Fund and the NASDAQ-100® Bear 2.5X Fund are referred to as the “NASDAQ-100® Funds.”) Each NASDAQ-100® Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the NASDAQ-100® Index and/or financial instruments that, in combination, provide leveraged exposure to the NASDAQ-100® Index with the NASDAQ-100® Bull 2.5X Fund creating long positions and the NASDAQ-100® Bear 2.5X Fund creating short positions.

The objective of the S&P 500® Bull 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the price performance of the S&P 500® Index. The objective of the S&P 500® Bear 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the S&P 500® Index. (Collectively, the S&P 500® Bull 2.5X Fund and the S&P 500® Bear 2.5X Fund are referred to as the “S&P 500® Funds.”) Each S&P 500® Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the S&P 500® Index and/or financial instruments that, in combination, provide leveraged exposure to the S&P 500® Index with the S&P 500® Bull 2.5X Fund creating long positions and the S&P 500® Bear 2.5X Fund creating short positions.

The objective of the Latin America Bull 2X Fund is to seek daily investment results, before fees and expenses, of 200% of the price performance of the S&P® Latin America 40 Index (the “Latin America Index”). The Latin America Bull 2X Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Latin America Index and/or financial instruments that, in combination, provide leveraged exposure to the Latin America Index while creating long positions. The objective of the Latin America Bear 2X Fund is to seek daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the price performance of the S&P® Latin America 40 Index (the “Latin America Index”). The Latin America Bear 2X Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Latin America Index and/or financial instruments that, in combination, provide leveraged exposure to the Latin America Index while creating short positions.

The objective of the Japan Bull 2X Fund is to seek daily investment results, before fees and expenses, of 200% of the price performance of the Nikkei® 225 Index. The Japan Bull 2X Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Nikkei® 225 Index and/or financial instruments that, in combination, provide leveraged exposure to the Nikkei® 225 Index while creating long positions. The objective of the Mid Cap Bull 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the price performance of the S&P® MidCap 400 Index. The Mid Cap Bull 2.5X Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that

DIREXION SEMI-ANNUAL REPORT  31

comprise the S&P® MidCap 400 Index and/or financial instruments that, in combination, provide leveraged exposure to the S&P® MidCap 400 Index while creating long positions. The objective of the Dollar Bull 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the price performance of the U.S. Dollar® Index (the “USDX”). The Dollar Bull 2.5X Fund, under normal circumstances, invests at least 80% of its net assets in financial instruments that, in combination, provide leveraged exposure to the USDX while creating net long positions. The objective of the Dollar Bear 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the U.S. Dollar® Index (the “USDX”). The Dollar Bear 2.5X Fund, under normal circumstances, invests at least 80% of its net assets in financial instruments that, in combination, provide leveraged exposure to the USDX while creating net short positions. The objective of the Commodity Trends Strategy Fund is to seek daily investment results, before fees and expenses, of the performance of the Standard and Poor’s Commodity Trends Indicator (“S&P CTI”).

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – Equity securities, exchange-traded funds, closed-end investment companies, options, futures and options on futures are valued at their last sales prices, or if not available, the average of the last bid and ask prices by the Funds’ pricing service. Over-the-counter (“OTC”) securities and swap agreements are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ Global Market are valued using the NASDAQ Official Closing Price (“NOCP”). Investments in open-end mutual funds are valued at their respective net asset values on the valuation date. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service or, if such prices are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Fund’s pricing service does not provide a valuation for such securities, the Fund’s pricing service provides a valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or the Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receive, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the counterparty on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

d) Swap Contracts – Each Fund may enter into equity swap contacts. Standard swap contracts are between two parties that agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund.)

32  DIREXION SEMI-ANNUAL REPORT

In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Funds will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount of the swap contract would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Interest on swap contracts accrues at a rate of LIBOR plus a variable rate for a Bull Fund and a rate of LIBOR less a variable rate for a Bear Fund. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Funds on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”. Swap contracts are collateralized by cash, cash equivalents and securities of the Fund held as deposits at the broker.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure that each Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty. In order to minimize credit risk, the Funds will attempt to enter into swap contracts with multiple counterparties. The Funds will not enter into swap agreements unless the Adviser believes that the other party to the transaction is creditworthy. The Funds have established counterparty credit guidelines and entered into transactions only with financial institutions of investment grade or better.

e) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions –  The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

DIREXION SEMI-ANNUAL REPORT  33

Transactions in options written during the six months ended October 31, 2008, were as follows:

	NASDAQ-100		NASDAQ-100		S&P 500		S&P 500
	Bull 2.5X Fund		Bear 2.5X Fund		Bull 2.5X Fund		Bear 2.5X Fund
	Number	Premiums	Number	Premiums	Number	Premiums	Number	Premiums
	of Contracts	Received	of Contracts	Received	of Contracts	Received	of Contracts	Received

Options outstanding at April 30, 2008	2,400	$80,399	2,000	$65,000	600	$51,400	500	$40,400
Options written	23,800	874,379	7,250	319,818	2,175	297,079	4,500	703,552
Options terminated in closing purchase transactions	(26,200)	(954,778)	(9,250)	(384,818)	(2,050)	(287,154)	(4,300)	(678,802)
Options expired	—	—	—	—	(75)	(13,125)	(550)	(38,900)
Option exercised	—	—	—	—	(650)	(48,200)	(150)	(26,250)

Options outstanding at October 31, 2008	—	$—	—	$—	—	$—	—	$—

	Latin America		Japan		Mid Cap
	Bull 2X Fund		Bull 2X Fund		Bull 2.5X Fund
	Number	Premiums	Number	Premiums	Number	Premiums
	of Contracts	Received	of Contracts	Received	of Contracts	Received

Options outstanding at April 30, 2008	23,000	$2,420,346	100	$2,900	140	$15,890
Options written	60,100	2,680,693	—	—	550	62,992
Options terminated in closing purchase transactions	(69,800)	(4,279,536)	(50)	(1,950)	(370)	(41,470)
Options expired	(11,500)	(608,996)	(50)	(950)	(320)	(37,412)
Option exercised	—	—	—	—	—	—

Options outstanding at October 31, 2008	1,800	$212,507	—	$—	—	$—

There were no options written for the Latin America Bear 2X Fund, Dollar Bear 2.5X Fund, Dollar Bull 2.5X Fund and Commodity Trends Strategy Fund during the six months ended October 31, 2008.

g) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

h) Basis for Consolidation for the Commodity Trends Strategy Fund – The Commodity Trends Strategy Fund may invest in up to 25% of its total assets in its Subsidiary. The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Commodity Trends Strategy Fund. The Subsidiary acts as an investment vehicle in order to enter into certain investments for the Commodity Trends Strategy Fund consistent with the Commodity Trends Strategy Fund’s investment objective and policies specified in its prospectus and statement of additional information. As of October 31, 2008, net assets of the Commodity Trends Strategy Fund were $109,729,387, of which $27,258,697, or approximately 24.8%, represented the Commodity Trends Strategy Fund’s ownership of all issued shares and voting rights of the Subsidiary.

34  DIREXION SEMI-ANNUAL REPORT

i) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

j) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes.

k) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

l) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

m) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

n) Distributions to Shareholders – Each Fund generally pays dividends from substantially all of its net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions for the Trust during the six months ended October 31, 2008 and the period ended April 30, 2008, were as follows:

	NASDAQ-100 Bull 2.5X Fund		NASDAQ-100 Bear 2.5X Fund		S&P 500 Bull 2.5X Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2008	April 30,	October 31, 2008	April 30,	October 31, 2008	April 30,
	(Unaudited)	2008	(Unaudited)	2008	(Unaudited)	2008

Distributions paid from:
Ordinary Income	$—	$1,601,758	$—	$—	$—	$—
Long-term capital gain	—	1,398,248	—	—	—	—
Return of capital	—	—	—	—	—	122,813

Total distributions paid	$—	$3,000,006	$—	$—	$—	$122,813

	S&P 500 Bear 2.5X Fund		Latin America Bull 2X Fund		Latin America Bear 2X Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Period Ended
	October 31, 2008	April 30,	October 31, 2008	April 30,	October 31, 2008	April 30,
	(Unaudited)	2008	(Unaudited)	2008	(Unaudited)	2008[1]

Distributions paid from:
Ordinary Income	$—	$—	$—	$41,368,910	$—	$—
Long-term capital gain	—	—	—	—	—	—
Return of capital	—	—	—	—	—	—

Total distributions paid	$—	$—	$—	$41,368,910	$—	$—

DIREXION SEMI-ANNUAL REPORT  35

	Japan Bull 2X Fund		Mid Cap Bull 2.5X Fund		Dollar Bear 2.5X Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2008	April 30,	October 31, 2008	April 30,	October 31, 2008	April 30,
	(Unaudited)	2008	(Unaudited)	2008	(Unaudited)	2008

Distributions paid from:
Ordinary Income	$—	$126,583	$—	$—	$—	$485,333
Long-term capital gain	—	—	—	—	—	503,569
Return of capital	—	—	—	99,371	—	—

Total distributions paid	$—	$126,583	$—	$99,371	$—	$988,902

Commodity Trends
	Dollar Bull 2.5X Fund	Strategy Fund
	Period Ended	Period Ended
	October 31, 2008[2]	October 31, 2008[3]
	(Unaudited)	(Unaudited)

Distributions paid from:
Ordinary Income	$—	$—
Long-term capital gain	—	—
Return of capital	—	—

Total distributions paid	$—	$—

[1]	Commenced operations on December 3, 2007.

[2]	Commenced operations on June 2, 2008.

[3]	Commenced operations on June 10, 2008.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended August 31, 2008. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividend paid deduction.

As of April 30, 2008, the components of distributable earnings of the Funds on a tax basis were as follows:

	NASDAQ-100	NASDAQ-100	S&P 500
	Bull 2.5X Fund	Bear 2.5X Fund	Bull 2.5X Fund

Net unrealized appreciation/(depreciation)	204,481	9,426	139,878

Undistributed ordinary income/(loss)	107,172	526,005	—
Undistributed long-term gain/(loss)	760,408	—	—

Total distributable earnings	867,580	526,005	—

Other accumulated gain/(loss)	(12,741,822)	(8,764,295)	(2,442,480)

Total accumulated gain/(loss)	$(11,669,761)	$(8,228,864)	$(2,302,602)

	S&P 500	Latin America	Latin America
	Bear 2.5X Fund	Bull 2X Fund	Bear 2X Fund

Net unrealized appreciation/(depreciation)	146,892	7,775,665	—

Undistributed ordinary income/(loss)	—	—	—
Undistributed long-term gain/(loss)	—	—	—

Total distributable earnings	—	—	—

Other accumulated gain/(loss)	(153,712)	(12,267,655)	(319,234)

Total accumulated gain/(loss)	$(6,820)	$(4,491,990)	$(319,234)

36  DIREXION SEMI-ANNUAL REPORT

	Japan	Mid Cap	Dollar
	Bull 2X Fund	Bull 2.5X Fund	Bear 2.5X Fund

Net unrealized appreciation/(depreciation)	9,429	73,557	—

Undistributed ordinary income/(loss)	67,155	—	—
Undistributed long-term gain/(loss)	—	—	—

Total distributable earnings	67,155	—	—

Other accumulated gain/(loss)	(6,773,772)	(1,850,576)	(12,380)

Total accumulated gain/(loss)	$(6,697,138)	$(1,777,019)	$(12,380)

The difference between book cost and investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.

The cost basis of investments for federal tax purposes as of October 31, 2008 was as follows:

	NASDAQ-100	NASDAQ-100	S&P 500	S&P 500
	Bull 2.5X Fund	Bear 2.5X Fund	Bull 2.5X Fund	Bear 2.5X Fund

Tax cost of investments	$11,164,036	$7,356,372	$28,074,488	$13,628,050
Gross unrealized appreciation	1,019,209	114,125	8,282,810	9,931
Gross unrealized depreciation	(1,019,209)	(114,125)	(8,384,644)	(9,931)

Net unrealized appreciation/(depreciation)	—	—	(101,834)	—

	Latin America	Latin America	Japan Bull	Mid Cap Bull
	Bull 2X Fund	Bear 2X Fund	2X Fund	2.5X Fund

Tax cost of investments	$20,796,148	$—	$1,536,058	$363,971
Gross unrealized appreciation	6,917,731	—	287,753	69,520
Gross unrealized depreciation	(13,712,758)	—	(295,288)	(74,935)

Net unrealized appreciation/(depreciation)	(6,795,027)	—	(7,535)	(5,415)

			Commodity
	Dollar Bear	Dollar Bull	Trends Strategy
	2.5X Fund	2.5X Fund	Fund

Tax cost of investments	$6,624,198	$10,543,308	$79,020,967
Gross unrealized appreciation	58,185	635,291	14,084,633
Gross unrealized depreciation	(58,185)	(635,291)	(14,084,633)

Net unrealized appreciation/(depreciation)	—	—	—

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year, April 30, 2008.

DIREXION SEMI-ANNUAL REPORT  37

At April 30, 2008 the following funds deferred, on a tax basis, post-October losses of:

NASDAQ-100 Bull 2.5X Fund	$13,094,942
NASDAQ-100 Bear 2.5X Fund	3,990,661
S&P 500 Bull 2.5X Fund	2,171,411
S&P 500 Bear 2.5X Fund	—
Latin America Bull 2X Fund	5,776,858
Latin America Bear 2X Fund	325,038
Japan Bull 2X Fund	3,123,677
Mid Cap Bull 2.5X Fund	1,306,868
Dollar Bear 2.5X Fund	12,379

At April 30, 2008 the following funds had capital loss carryforwards on a tax basis of:

		Expires
	4/30/2015	4/30/2016	Total

NASDAQ-100 Bear 2.5X Fund	$699,371	$4,095,265	$4,794,636
S&P 500 Bull 2.5X Fund	—	259,451	259,451
Japan Bull 2X Fund	648,384	3,002,311	3,650,695
Mid Cap Bull 2.5X Fund	—	649,730	649,730

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

In July 2006, the Financial Accounting Standards Board (“FASB”) released Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year.

FIN 48 requires the Funds to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of October 31, 2008, open Federal and state income tax years include the tax years ended April 30, 2007 and April 30, 2008. The Funds have no examination in progress.

The Funds have reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial positions or results of operations. There is no tax liability resulting from uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end April 30, 2007 and April 30, 2008. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months. If applicable, the Funds recognize interest accrued related to unrecognized tax expense in “interest expense” and penalties in “other expenses” on the statement of operations.

The Commodity Trends Strategy Fund intends to invest up to 25% of its total assets in the Subsidiary. The Commodity Trends Strategy Fund will invest in the Subsidiary in order to gain exposure to the investment returns of the commodities markets within the limitations of the federal tax law requirements applicable to regulated investment companies. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in U.S trade or business.

38  DIREXION SEMI-ANNUAL REPORT

3.	INVESTMENT TRANSACTIONS

During the six months ended October 31, 2008, the aggregate purchases and sales of investments (excluding short-term investments, options, swaps, and futures contracts) were:

	NASDAQ-100	NASDAQ-100	S&P 500
	Bull 2.5X	Bear 2.5X	Bull 2.5X	S&P 500	Latin America	Latin America
	Fund	Fund	Fund	Bear 2.5X Fund	Bull 2X Fund	Bear 2X Fund

Purchases	$—	$—	$969,450	$1,938,900	$122,666,816	$—
Sales	5,067,397	172,348	5,985,243	5,023,569	220,942,268	—

					Commodity
	Japan	Mid Cap	Dollar	Dollar	Trends Strategy
	Bull 2X Fund	Bull 2.5X Fund	Bear 2.5X Fund	Bull 2.5X Fund[1]	Fund[2]

Purchases	$1,752,898	$641,476	$—	$—	$—
Sales	1,564,255	1,954,945	—	—	—

[1]	Commenced operations on June 2, 2008.

[2]	Commenced operations on June 10, 2008.

There were no purchases or sales of long-term U.S. government securities.

4.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Fees: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. For the six months ended October 31, 2008, and extending through August 31, 2009, the Adviser has contractually agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the six months ended October 31, 2008, the Adviser paid the following expenses:

	NASDAQ-100	NASDAQ-100	S&P 500	S&P 500
	Bull 2.5X Fund	Bear 2.5X Fund	Bull 2.5X Fund	Bear 2.5X Fund

Annual Adviser rate	0.75%	0.75%	0.75%	0.75%
Annual cap on expenses:	1.75%	1.75%	1.75%	1.75%
Reimbursement of expenses by Adviser	$6,429	$17,055	$14,335	$12,319

		Latin
	Latin America	America	Japan	Mid Cap
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bull 2.5X Fund

Annual Adviser rate	0.75%	0.75%	0.75%	0.75%
Annual cap on expenses:	1.75%	1.75%	1.75%	1.75%
Reimbursement of expenses by Adviser	$—	$18,548	$12,099	$11,581

	Dollar	Dollar	Commodity Trends
	Bear 2.5X Fund	Bull 2.5X Fund[1]	Strategy Fund[2]

Annual Adviser rate	0.75%	0.75%	1.00%
Annual cap on expenses:	1.75%	1.75%	2.00%
Reimbursement of expenses by Adviser	$29,614	$16,790	$26,504

[1]	Commenced operations on June 2, 2008.

[2]	Commenced operations on June 10, 2008.

DIREXION SEMI-ANNUAL REPORT  39

Expenses subject to potential recovery expiring in:

	NASDAQ-100	NASDAQ-100	S&P 500	S&P 500
	Bull 2.5X Fund	Bear 2.5X Fund	Bull 2.5X Fund	Bear 2.5X Fund

2010	$119,492	$79,014	$97,617	$108,118
2011	$101,630	$63,714	$63,741	$78,443
2012	$6,429	$17,055	$14,335	$12,319

Total	$227,551	$159,783	$175,693	$198,880

	Latin America	Latin America	Japan	Mid Cap
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bull 2.5X Fund

2010	$—	$—	$95,705	$90,530
2011	$—	$38,070	$45,387	$51,584
2012	$—	$18,548	$12,099	$11,581

Total	$—	$56,618	$153,191	$153,695

	Dollar	Dollar	Commodity Trends
	Bear 2X Fund	Bull 2X Fund	Strategy Fund

2010	$97,186	N/A	N/A
2011	$27,454	N/A	N/A
2012	$29,614	$16,790	$26,504

Total	$154,254	$16,790	$26,504

Distribution Expenses: Shares of the Funds are subject to an annual 12b-1 fee of up to 1.00% of a Fund’s average daily net assets. The Funds currently pay a 12b-1 fee of 0.25% of the Fund’s average daily net assets.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

Shareholder Servicing Fees: The Board of Trustees also authorized each Fund’s shares to pay a shareholder servicing fee of 0.25% of each Fund’s average daily net assets. The Trust, on behalf of each Fund, pays the fee to financial institutions and other persons who provide services and maintain shareholder accounts.

In 2008, the Adviser made a capital contribution of $10,000 to the S&P 500 Bull 2.5X Fund. In 2007, capital contributions made by the Adviser into the NASDAQ-100 Bull 2.5X Fund, S&P 500 Bear 2.5X Fund, Japan Bull 2X Fund and Dollar Bear 2.5X Fund were $4,700, $24,598, $24,150 and $7,000, respectively. These contributions were made voluntarily by the Adviser to reduce the tracking error between the Fund and its benchmark.

5.	SUMMARY OF FAIR VALUE DISCLOSURE

In September 2006, FASB issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make measurements of fair value more consistent and comparable. The Funds have adopted FAS 157 effective May 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

40  DIREXION SEMI-ANNUAL REPORT

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of October 31, 2008:

	NASDAQ-100 Bull 2.5X Fund		NASDAQ-100 Bear 2.5X Fund
	Investments in	Other Financial	Investments in	Other Financial
Description	Securities	Instruments*	Securities	Instruments*

Level 1 - Quoted prices	$11,164,036	$—	$7,356,372	$—
Level 2 - Other significant observable inputs	—	(965,352)	—	(1,200,940)
Level 3 - Significant unobservable inputs	—	—	—	—

Total	$11,164,036	$(965,352)	$7,356,372	$(1,200,940)

	S&P 500 Bull 2.5X Fund		S&P 500 Bear 2.5X Fund
	Investments in	Other Financial	Investments in	Other Financial
Description	Securities	Instruments*	Securities	Instruments*

Level 1 - Quoted prices	$27,972,654	$—	$13,628,050	$—
Level 2 - Other significant observable inputs	—	7,326,955	—	(3,526,840)
Level 3 - Significant unobservable inputs	—	—	—	—

Total	$27,972,654	$7,326,955	$13,628,050	$(3,526,840)

	Latin America Bull 2X Fund		Latin America Bear 2X Fund
	Investments in	Other Financial	Investments in	Other Financial
Description	Securities	Instruments*	Securities	Instruments*

Level 1 - Quoted prices	$14,001,121	$(117,000)	$—	$—
Level 2 - Other significant observable inputs	—	6,765,444	—	—
Level 3 - Significant unobservable inputs	—	—	—	—

Total	$14,001,121	$6,648,444	$—	$—

	Japan Bull 2X Fund		Mid Cap Bull 2.5X Fund
	Investments in	Other Financial	Investments in	Other Financial
Description	Securities	Instruments*	Securities	Instruments*

Level 1 - Quoted prices	$1,528,523	$238,130	$358,556	$—
Level 2 - Other significant observable inputs	—	—	—	(124,388)
Level 3 - Significant unobservable inputs	—	—	—	—

Total	$1,528,523	$238,130	$358,556	$(124,388)

	Dollar Bear 2.5X Fund		Dollar Bull 2.5X Fund
	Investments in	Other Financial	Investments in	Other Financial
Description	Securities	Instruments*	Securities	Instruments*

Level 1 - Quoted prices	$6,624,198	$(132,155)	$10,543,308	$129,937
Level 2 - Other significant observable inputs	—	—	—	412,714
Level 3 - Significant unobservable inputs	—	—	—	—

Total	$6,624,198	$(132,155)	$10,543,308	$542,651

DIREXION SEMI-ANNUAL REPORT  41

	Commodity Trends Strategy Fund
	Investments in	Other Financial
Description	Securities	Instruments*

Level 1 - Quoted prices	$79,020,967	$—
Level 2 - Other significant observable inputs	—	13,652,485
Level 3 - Significant unobservable inputs	—	—

Total	$79,020,967	$13,652,485

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

6.	NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued its Statement on Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities” (“SFAS 161”). This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of October 31, 2008, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedge items.

7.	SUBSEQUENT EVENT

The Board of Trustees of the Trust, based upon recommendation of management, determined to close three of its series: the Latin America Bear 2X Fund, Japan Bull 2X Fund and Mid Cap Bull 2.5X Fund. The Latin America Bear Fund closed to new purchases on October 31, 2008 and will be liquidated on November 14, 2008. The Japan Bull 2X Fund and Mid Cap Bull 2.5X Fund will be closed to new purchases on November 28, 2008 and will be liquidated on or about December 19, 2008.

42  DIREXION SEMI-ANNUAL REPORT

Investment Advisory Agreement Approval

Provided below is a summary of certain of the factors the Board considered at its August 13, 2008 Board meeting in renewing the Advisory Agreement (the “Agreement”) between Rafferty Asset Management (“Rafferty”) and the Direxion Funds (the “Trust”), on behalf of Dollar Bear 2.5X Fund, Dollar Bull 2.5X Fund, Japan Bull 2X Fund, Latin America Bear 2X Fund, Latin America Bull 2X Fund, Mid Cap Bull 2.5X Fund, NASDAQ 100 Bear 2.5X Fund, NASDAQ 100 Bull 2.5X Fund, S&P 500 Bear 2.5X Fund and S&P 500 Bull 2.5X Fund, (each a “Fund” and collectively, the “Funds”), each a series of the Trust. In addition, at its February 23, 2008 Board meeting, the Board approved the Advisory Agreement between Rafferty and the Trust on behalf of the Commodity Trends Strategy Fund.

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors. The Board noted that the Dollar Bull 2.5X Fund and Commodity Trends Strategy Fund were only recently made operational. In these instances, the Board considered primarily the services to be provided by Rafferty, management fee rates to be paid to Rafferty and each Fund’s estimated expenses.

In determining whether to approve the continuance of the Agreement, the Board considered the best interests of each Fund separately. In addition, the Board noted that the Trustees have considered various reports and information provided throughout the year at their regular Board meetings and otherwise. While the Agreement for all of the Funds was considered at the same Board meeting, the Board considered each Fund’s investment advisory relationship separately. In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of the Fund to the extent applicable; (3) the cost to Rafferty for providing services and the profitability of the advisory business to Rafferty, if such information was provided; (4) the extent to which economies of scale have been taken into account in setting fee schedules; (5) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders; (6) comparisons of services and fees with contracts entered into by Rafferty with other clients (such as pension funds and other institutional investors), if any; and (7) other benefits derived or anticipated to be derived by Rafferty from its relationship with the Funds.

Nature, Extent and Quality of Services Provided.  The Board reviewed the nature, extent and quality of the services provided or to be provided under the Agreement by Rafferty. The Board noted that Rafferty has provided services to the Trusts since their inception and has developed an expertise in managing the Funds, particularly those using a leveraged strategy. The Board also noted that Rafferty trades efficiently with low commission schedules, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Funds and meet its expense reimbursement obligations, if any. The Board also considered that Rafferty had enhanced the compliance programs of the Trust by utilizing the services of an independent compliance consulting firm and that a report from the chief compliance officer are provided to the Board at its regularly scheduled quarterly Board meetings. The Board noted Rafferty’s marketing and distribution efforts, including offering additional investment options to shareholders through the creation of new funds and promoting the Funds through new broker and platform relationships. The Board considered that Rafferty oversees all aspects of the operation of the Funds, including oversight of the Funds’ service providers. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Funds under the Agreement were fair and reasonable.

Performance of the Funds.  The Board evaluated the performance of those Funds with a performance history relative to performance models and/or relevant market indices for monthly periods and the year-to-date period ended July 31, 2008. The Board considered Rafferty’s explanation that the Funds’ performance is more accurately compared to the models rather than to the market indices. In addition, unless otherwise noted, the Board also evaluated the performance of certain of the Funds to the average performance of the relevant Lipper fund universe for the one-, three- and six-month periods ended July 31, 2008 and the one-, three- and five-year periods ended July 31, 2008 to the extent such data was available. The Board also considered Rafferty’s explanation that the Funds are difficult to categorize with other Lipper peer group funds because the Funds seek daily investment results and the Lipper peer group funds generally do not. Although the Board received monthly performance reports for its consideration, the Board generally assigned more weight to the longer-term performance of the Funds.

With respect to the Dollar Bear 2.5X Fund, the Board considered that: (1) the Fund outperformed its model and benchmark index; and (2) the Fund outperformed the relevant Lipper fund universe for the six-month and one-year periods, but underperformed for the one-month and three-month periods.

With respect to the Japan Bull 2X Fund, the Board considered that: (1) the Fund outperformed its model but underperformed its benchmark index; and (2) the Fund outperformed the relevant Lipper fund universe for the one-month period, but underperformed for the three-month, six-month and one-year periods.

DIREXION SEMI-ANNUAL REPORT  43

With respect to the Latin America Bear 2X Fund, the Board considered that (1) the Fund outperformed its model but underperformed its benchmark index; and (2) the Fund outperformed the average of the relevant Lipper fund universe for the one-month and three-month periods, but underperformed for the six-month period.

With respect to the Latin America Bull 2X Fund, the Board considered that: (1) the Fund underperformed its model and benchmark index; and (2) the Fund outperformed the average of the relevant Lipper fund universe for the six-month and one-year periods, but underperformed for the one-month and three-month periods.

With respect to the Mid Cap Bull 2.5X Fund, the Board considered that: (1) the Fund underperformed its model and its benchmark index; and (2) the Fund underperformed the average of the relevant Lipper fund universe for all relevant periods, except the six-month period.

With respect to the NASDAQ 100 Bear 2.5X Fund, the Board considered that: (1) the Fund outperformed its model and benchmark index; and (2) the Fund underperformed the average of the relevant Lipper fund universe for all relevant periods.

With respect to the NASDAQ 100 Bull 2.5X Fund, the Board considered that: (1) the Fund underperformed its model and its benchmark index; and (2) the Fund outperformed the average of the relevant Lipper fund universe for the one-month and six-month periods, but underperformed for the three-month and one-year periods.

With respect to the S&P 500 Bear 2.5X Fund, the Board considered that: (1) the Fund outperformed its model and benchmark index; and (2) the Fund outperformed the average of the relevant Lipper fund universe for all relevant periods, except the one-month period.

With respect to the S&P 500 Bull 2.5X Fund, the Board considered that: (1) the Fund outperformed its model and underperformed its benchmark index; and (2) the Fund underperformed the average of the relevant Lipper fund universe for all relevant periods.

Costs of Services Provided to the Funds and Profits Realized.  The Board considered the overall fees paid to Rafferty on an annual basis since each Fund’s commencement of operations, including any fee waivers and recoupment of fees previously waived. With respect to the Funds, the Board also considered advisory fees charged by, and total expense ratios of, comparable fund groups. In this regard, management advised the Board that the advisory fee rates for each of these Funds is similar to and, in some cases lower than, the advisory fee rates for the comparable fund groups. The Board also considered that the total expense ratio for each Fund is generally higher than comparable funds. However, Rafferty indicated that the comparable fund groups have higher asset levels, which account at least in part for the lower total expense ratios. The Board also noted that Rafferty does not have any non-mutual fund clients, except for one hedge fund client. In this connection, the Board considered that Rafferty charges higher fees for that hedge fund compared to the advisory fees of these Funds. The Board also considered that Rafferty contractually agreed to limit the total expenses for the most recent and upcoming fiscal years for each Fund via fee waivers and/or expense limitations. The Board also considered the overall profitability of Rafferty’s investment business and its representation that it does not allocate internal costs and assess profitability with respect to its services to individual Funds. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Agreement were fair and reasonable.

Economies of Scale.  The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to achieve economies of scale or warrant a reduction in fee rates or the addition of breakpoints. Rafferty noted that it was continuing to work on its sales and marketing efforts to raise additional assets. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.

Other Benefits.  The Board considered Rafferty’s representation that its relationship with the Funds has permitted Rafferty to attract business to its non-mutual fund account. The Board also considered that Rafferty’s overall business with brokerage firms helps to lower commission rates and provide better execution for Fund portfolio transactions. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits were fair and reasonable.

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreement for the Funds was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreement.

44  DIREXION SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT OCTOBER 31, 2008

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Investment Advisor
Rafferty Asset Management, LLC
33 Whitehall Street, 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr. Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
875 E. Wisconsin Avenue
MiIwaukee, WI 53202

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (starting with the year ending June 30, 2005) will be available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

Beginning with the Funds’ first and third quarters ending after July 9, 2004, the Funds will file complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q will be available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.
Item 6. Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.
(a)	The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Funds

By (Signature and Title)*	/s/ Daniel D. O’Neill

Daniel D. O’Neill, President

Date	January 6, 2009

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel D. O’Neill

Daniel D. O’Neill, President

Date	January 5, 2009

By (Signature and Title)*	/s/ Guy Talarico

Guy Talarico, Principal Financial Officer

Date	January 5, 2009

*	Print the name and title of each signing officer under his or her signature.